Income Taxes - Deferred tax assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 37,649
Start-up/Organization costs	216,490
Total deferred tax assets	254,140
Valuation allowance	(254,140)
Change in valuation allowance	254,140
Unrecognized tax position	0	$ 0	$ 0
Federal
Deferred tax assets:
Operating Loss Carryforwards	$ 179,283